Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

12.Commitments and Contingencies

In the regular course of business, the Company is involved in various legal proceedings and claims incidental to the normal course of business. Management does not believe that resolution of any of these matters will materially affect the Company’s financial position or results of operations.

In conjunction with Utah Associated Municipal Power Systems (“UAMPS”) Award 8935, we entered into a Development Cost Reimbursement Agreement (“DCRA”), pursuant to which we are developing the NRC license application and performing other site licensing and development activities. Under the DCRA, we may be obligated to refund to UAMPS a percentage of its net development costs up to a specified cap, which vary based on the stage of project development, if certain performance criteria are not met. The maximum reimbursement based on the current stage of project development is $57,000. As of March 31, 2022 the net development costs incurred by UAMPS totaled $10,077. We are currently in compliance and expect to remain in compliance with all related performance criteria.

11.	Commitments and Contingencies

In the regular course of business, the Company is involved in various legal proceedings and claims incidental to the normal course of business. Management does not believe that resolution of any of these matters will materially affect the Company’s financial position or results of operations.

In conjunction with UAMPS Award 8935, we entered into a Development Cost Reimbursement Agreement (“DCRA”), pursuant to which we are developing the NRC license application and performing other site licensing and development activities. Under the DCRA, we may be obligated to refund to UAMPS a percentage of its net development costs up to a specified cap, which vary based on the stage of project development, if certain performance criteria are not met. The maximum reimbursement based on the current stage of project development is $57,000. As of December 31, 2021 the net development costs incurred by UAMPS totals $5,204. We are currently in compliance and expect to remain in compliance with all related performance criteria.